INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAXES BENEFIT	Loss before provision for income taxes consisted of the following:
	Year ending December 31,
	2023	2022
United States	$(10,626,275)	$(24,207,685)

SCHEDULE OF FEDERAL AND STATE INCOME TAX PROVISION (BENEFIT)

The federal and state income tax provision (benefit), included in general and administrative expenses in the Consolidated Statement of Operations, is summarized as follows:

	Year ending December 31,
	2023	2022
Current state provision	$3,200	$1,600

SCHEDULE OF FEDERAL INCOME TAX RATE RECONCILIATION

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows:

	Year ending December 31,
	2023	2022
Income (benefit) taxes at statutory rates	(2,231,518)	(5,083,614)
State income tax, net of federal benefit	(77,243)	(175,164)
Warrants and convertible debt	(90,392)	(234,214)
Nondeductible executive compensation	2,107	-
Stock based compensation	580,823	303,499
Share subscription facility transaction costs	-	20,335
Research and development tax credits	(629,239)	(1,028,988)
Change in tax rates	(3,848)	54,263
Other	77,162	(78,227)
Change in valuation allowance	2,372,148	6,222,110
Total	-	-

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets were comprised of the following:

	As of December 31,
	2023	2022
Deferred tax assets:
Net operating loss tax carryforwards	$28,485,164	$26,726,066
Tax credits	4,793,138	4,164,187
Capitalized research costs	4,368,767	3,729,483
Stock-based compensation	746,444	1,173,158
Other	31,279	265,677
	38,424,792	36,058,571
Valuation allowance	(38,424,792)	(36,052,644)
Total deferred tax assets	-	5,927
Deferred tax liabilities:
Other	-	(5,927)
Total deferred tax liabilities	-	(5,927)
Net deferred tax assets	$-	$-

SUMMARY OF INCOME TAX CONTINGENCIES

The following table summarizes the activity related to the Company’s unrecognized tax benefits:

	Year ending December 31,
	2023	2022
Balance at beginning of year	$1,428,261	$1,135,179
Increases related to current year tax positions	128,404	341,108
Increases related to prior year tax positions	128,695	-
Decreases related to prior year tax positions	-	48,026
Balance at end of year	$1,685,360	$1,428,261